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LOGO                                      ALLIANCE NORTH AMERICAN
                                          GOVERNMENT INCOME TRUST
_________________________________________________________________

                                                    March 1, 1996


Supplement to Prospectus dated March 1, 1996 for Arizona
Investors

    Prospective Arizona investors should note that investments by the Fund in securities denominated in currencies other than the U.S. Dollar and securities issued by foreign governments involve certain special considerations and risks which are described, in particular, on page 33 of the Prospectus.

(R): This is a registered mark used under license from the owner, Alliance Capital Management L.P.



































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